Changes by Business Unit in Carrying Amounts of Goodwill, including Effect of Foreign Exchange Rates on Non-U.S. Dollar Denominated Balances (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Beginning Balance	$ 537.8	$ 532.0
Foreign Exchange Rates	2.9	5.8
Ending Balance	540.7	537.8
Corporate & Institutional Services
Goodwill [Line Items]
Beginning Balance	466.3	460.6
Foreign Exchange Rates	2.9	5.7
Ending Balance	469.2	466.3
Wealth Management
Goodwill [Line Items]
Beginning Balance		71.4
Foreign Exchange Rates		0.1
Ending Balance	$ 71.5	$ 71.5